Subsidiary (Details 2) - Tyr Novo Ltd [Member]	12 Months Ended
Dec. 31, 2019
Disclosure of subsidiaries [line items]
Name of subsidiary	TyrNovo Ltd.
Country of incorporation of subsidiary	Israel
Group's ownership equity	98.47%